Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	29,520.00
Total Offset Amount	$ 16,365.00
Narrative Disclosure
Net Fee	$ 13,155.00
Narrative - Max Aggregate Offering Price	$ 200,000,000.00
Final Prospectus	true